Debt Securities - Summary of Repurchases of Own Debt Securities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ARS ($)	Apr. 25, 2019 USD ($)
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Book Value	$ 17,073,898		$ 39,808,666
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value		$ 250,000		$ 250,000
Issuance of Own Debt Securities Class Five Series Two [member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	5,000		5,000
Book Value	5,330		7,330
Issuance of Own Debt Securities Class Thirty Five Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			38,500
Book Value			50,473
Issuance of Own Debt Securities Class Thirty Seven [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	9,620		1,468
Book Value	106,451		34,075
Issuance of Own Debt Securities Class Forty One Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			15,000
Book Value			21,716
Issuance of Own Debt Securities Class Twenty Six Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			10,000
Book Value			15,351
Issuance of Own Debt Securities Class Twenty Seven Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			17,442
Book Value			25,330
Issuance Of Own Debt Securities Class Twenty Eight Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	18,889		8,254
Book Value	19,398		11,535
Own debt securities repurchases [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Book Value	908,958		238,903
Issuance Of Own Debt Securities Class Twenty Five [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			8,000
Book Value			11,319
Issuance Of Own Debt Securities Class Forty Serie Two [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			34,500
Book Value			43,535
Issuance of Own Debt Securities Class Forty Three [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value			16,500
Book Value			$ 18,239
Issuance of Own Debt Securities Class Eight [Member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	79,000
Book Value	82,207
Issuance of Own Debt Securities Class Forty Four [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	235,000
Book Value	252,052
Issuance of Own Debt Securities Class Forty Five [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Negotiable Obligations Outstanding [Line Items]
Nominal Value	440,000
Book Value	$ 443,520